Computer Software, net	12 Months Ended
Dec. 31, 2015
Computer Software, net
Note 9	Computer Software, net

Computer software as of December 31, 2015 and 2014 is summarized as follows:

(in thousands)	2015	2014
Licensed computer software	$513,443	435,701
Software development costs	404,238	376,026
Acquisition technology intangibles	167,971	167,687

Total computer software	1,085,652	979,414

Less accumulated amortization:
Licensed computer software	282,563	243,866
Software development costs	287,863	275,512
Acquisition technology intangibles	110,156	93,888

Total accumulated amortization	680,582	613,266

Computer software, net	$405,070	366,148

The Company held the following computer software under capital lease as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Licensed computer software	$18,206	17,625
Less accumulated amortization	(8,175)	(4,816)

Licensed computer software, net	$10,031	12,809

Amortization expense includes amounts for computer software acquired under capital lease. The Company had the following amortization expense related to computer software for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Amortization expense related to:
Licensed computer software	$41,823	36,775	33,511
Software development costs	22,740	25,248	21,430
Acquisition technology intangibles	16,734	19,683	15,855

The weighted average useful life for each component of computer software, and in total, as of December 31, 2015, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.4
Software development costs	6.1
Acquisition technology intangibles	6.8

Total	5.9

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2015 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2016	$36,207	27,312	15,352
2017	31,034	21,608	13,868
2018	25,345	16,041	11,393
2019	13,617	9,916	11,393
2020	8,899	7,343	5,734